Goodwill and intangible assets (Narrative) (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill impairment		£ 0	£ 0	£ 102
Operating segments [member] | Reportable segments [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Goodwill		3,899	3,917
Operating segments [member] | Barclays UK [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Goodwill		3,574	3,556
Individual assets or cash-generating units [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Goodwill		769	787
Woolwich in Personal Banking and Business Banking [Member] | Barclays UK [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Goodwill		£ 3,130
Woolwich in Personal Banking and Business Banking [Member] | Operating segments [member] | Barclays UK [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Goodwill			£ 3,130
Explanation of period over which management has projected cash flows		The recoverable amount of the CGU, calculated as value in use, has been determined using cash flow predictions based on financial budgets approved by management and covering a five-year period
Growth rate used to extrapolate cash flow projections		2.00%	2.00%
Amount by which unit's recoverable amount exceeds its carrying amount		£ 5,262	£ 4,130
Discount rate applied to cash flow projections		13.90%	14.60%
Description of key assumptions on which management has based cash flow projections		A one percentage point change in the discount rate or terminal growth rate would increase or decrease the recoverable amount by £1,128m (2016: £988m) and £734m (2016: £615m) respectively. A reduction in the forecast cash flows of 10% per annum would reduce the recoverable amount by £1,409m (2016: £1,293m).
Increase in recoverable amount of asset or cash-generating unit, discount rate or terminal rate		£ 1,128	£ 988
Decrease in recoverable amount of asset or cash-generating unit, discount rate or terminal rate		734	615
Decrease in recoverable amount of asset or cash-generating unit, reduction in forecast cash flows		£ 1,409	£ 1,293
Internally generated software [member] | Bottom of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Annual rates in calculating amortisation	[1]	12 months
Internally generated software [member] | Top of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Annual rates in calculating amortisation	[1]	6 years
Core banking platforms [Member] | Bottom of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Annual rates in calculating amortisation		10 years
Core banking platforms [Member] | Top of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Annual rates in calculating amortisation		15 years
Other software [member] | Bottom of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Annual rates in calculating amortisation		12 months
Other software [member] | Top of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Annual rates in calculating amortisation		6 years
Customer lists [member] | Bottom of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Annual rates in calculating amortisation		12 months
Customer lists [member] | Top of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Annual rates in calculating amortisation		25 years
Licences and other [member] | Bottom of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Annual rates in calculating amortisation		12 months
Licences and other [member] | Top of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Annual rates in calculating amortisation		25 years

[1]	Exce ptions to the above rate relate to useful lives of certain core banking platforms that are assessed individually and, if appropriate, amortised over longer periods ranging from 10 to 15 years.